American Beacon Stephens Small Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund

Supplement dated September 17, 2013
to the
Prospectus dated March 28, 2013

The information below supplements the Prospectus dated March 28, 2013 and is in addition to any other supplement(s):

American Beacon Stephens Small Cap Growth Fund

In the “Principal Investment Strategies” section, the first paragraph is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers a company to be a small capitalization company if it has a market capitalization, at the time of investment, similar to the market capitalizations of the companies in the Russell 2000 Index.  The capitalization range of that index is subject to change over time due to market activity or changes in the composition of the index.  As of August 31, 2013, the market capitalizations of the companies in the Russell 2000 Index ranged from $47 million to $4.2 billion.

The “Fund Performance” section is deleted and replaced with the following:

American Beacon Stephens Small Cap Growth Fund

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell 2000® Growth Index, which is the Fund’s primary benchmark and is a broad measure of market performance. In addition, the Fund’s performance is compared to the Standard & Poor’s Composite Stock Index (“S&P 500® Index”), which is the Fund’s secondary index and is provided to offer a broader market perspective.

The Investor Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund’s predecessor. The performance of the Fund’s Investor Class shares shown in the chart and table below represents the returns achieved by the Class A shares of the Fund’s predecessor from December 1, 2005 to February 24, 2012 and the performance of the Fund’s Investor Class shares from February 24, 2012 through December 31, 2012.  The table below also shows the performance of the A Class, C Class, Y Class and Institutional Class shares of the Fund.  The performance shown for the Institutional Class shares of the Fund represent the performance of the Class I shares from August 31, 2006 to February 24, 2012 and the performance of the Institutional Class shares from February 24, 2012 through December 31, 2012. Returns shown for the Fund’s Y Class, A Class and C Class shares represent the returns achieved by the Class A shares of the Fund’s predecessor from December 1, 2005 to February 24, 2012, and the performance of the Y Class, A Class and C Class shares, respectively, from February 24, 2012 through December 31, 2012.  In each case, the newer share classes would have had similar annual returns to the predecessor Fund’s Class A and Class I shares because the shares of each class represent investments in the same portfolio securities.  However, because the Class A shares of the predecessor Fund had higher expenses than the Fund’s Y Class shares now have, the total returns were lower than the Y Class shares would have realized had the Y Class shares been in existence since December 1, 2005.  Since the Investor Class shares had lower expenses than the Fund’s A Class and C Class shares now have, its performance was better than the performance of the A Class and C Class shares would have realized in the same period. The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges.  If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares

Year-By-Year Percentage Returns as of 12/31 of each Year
[Missing Graphic Reference]
Highest Quarterly Return:	23.02%
(12/1/05 through 12/31/12)	(2nd Quarter 2009)
Lowest Quarterly Return:	-25.54%
(12/1/05 through 12/31/12)	(4th Quarter 2008)

	Average Annual Total Returns1
	For the periods ended December 31, 2012
	Inception Date of Class
Investor Class	12/1/2005	1 Year	5 Years	Since Inception (12/1/2005)
Return Before Taxes		15.92%	3.91%	5.47%
Return After Taxes on Distributions		14.81%	3.43%	5.13%
Return After Taxes on Distributions and Sale of Fund Shares		11.81%	3.33%	4.73%

Share Class (before taxes)	Inception Date of Class	1 Year	5 Years	Since Inception (12/1/2005)
A	2/24/2012	9.07%	2.66%	4.57%
C	2/24/2012	14.04%	3.75%	5.36%
Y	2/24/2012	16.19%	3.96%	5.51%
Institutional	8/31/2006	16.23%	4.17%	6.79%2

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	Since Inception (12/1/2005)
Russell 2000® Growth Index	14.59%	3.49%	5.26%
Lipper Small-Cap Growth Funds Index	14.95%	2.09%	4.27%
S&P 500 Index	16.00%	1.66%	4.07%

1
After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.

2	Fund performance for the since inception period represents the returns achieved by the Institutional Class since its inception of August 31, 2006.

American Beacon Stephens Mid-Cap Growth Fund

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell Midcap® Growth Index, which is the Fund’s primary benchmark and is a broad measure of market performance. In addition, the Fund’s performance is compared to the S&P 500® Index, which is the Fund’s secondary index and is provided to offer a broader market perspective.

The Investor Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund’s predecessor.  The performance of the Fund’s Investor Class shares shown in the chart and table below represents the returns achieved by the Class A shares of the Fund’s predecessor from February 1, 2006 to February 24, 2012, and the performance of the Investor Class from February 24, 2012 through December 31, 2012.  The table below also shows the performance of the A Class, C Class, Y Class and Institutional Class shares of the Fund.  The performance shown for the Institutional Class shares of the Fund represent the performance of the Class I shares from August 31, 2006 to February 24, 2012 and the performance of the Institutional Class shares from February 24, 2012 through December 31, 2012.  Returns shown for the Fund’s Y Class, A Class and C Class shares represent the returns achieved by the Class A shares of the Fund’s predecessor from February 1, 2006 to February 24, 2012, and the performance of the Y Class, A Class and C Class shares, respectively, from February 24, 2012 through December 31, 2012.  In each case, the newer share classes would have had similar annual returns to the predecessor Fund’s Class A and Class I shares because the shares of each class represent investments in the same portfolio securities.  However, because the Class A shares of the predecessor Fund had higher expenses than the Fund’s Y Class shares now have, the total returns were lower than the Y Class shares would have realized had the Y Class shares been in existence since February 1, 2006.  Since the Investor Class shares had lower expenses than the Fund’s A Class and C Class shares now have, its performance was better than the performance of the A Class and C Class shares would have realized in the same period.  The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges.  If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares

Year-By-Year Percentage Returns as of 12/31 of each Year

[Missing Graphic Reference]

Highest Quarterly Return:	16.31%
(2/1/06 through 12/31/12)	(3rd Quarter 2009)
Lowest Quarterly Return:	-28.39%
(2/1/06 through 12/31/12)	(4th Quarter 2008)

	Average Annual Total Returns1
	For the periods ended December 31, 2012
	Inception Date of Class
Investor Class	2/1/2006	1 Year	5 Years	Since Inception (2/1/2006)
Return Before Taxes		14.75%	2.71%	4.89%
Return After Taxes on Distributions		14.65%	2.69%	4.88%
Return After Taxes on Distributions and Sale of Fund Shares		9.72%	2.32%	4.24%

Share Class (before taxes)	Inception Date of Class	1 Year	5 Years	Since Inception (2/1/2006)
A	2/24/2012	8.15%	1.50%	3.99%
C	2/24/2012	13.26%	2.62%	4.82%
Y	2/24/2012	15.26%	2.80%	4.96%
Institutional	8/31/2006	15.19%	2.99%	7.12%2

Indices (reflects no deduction for fees, expenses or taxes)	1 Year	5 Years	Since Inception (2/1/2006)
Russell Mid-Cap® Growth Index	15.81%	3.23%	4.59%
Lipper Mid-Cap Growth Funds Index	13.37%	1.49%	4.53%
S&P 500 Index	16.00%	1.66%	3.78%

1
After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.

2	Fund performance for the since inception period represents the returns achieved by the Institutional Class since its inception of August 31, 2006.

***********************************************************
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE